UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03450

Name of Fund: BlackRock Focus Value Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Focus Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 06/30/2008

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock                                                              BLACKROCK
Focus Value Fund, Inc.

ANNUAL REPORT | JUNE 30, 2008

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ..................................................    3
Annual Report:
Fund Summary ..............................................................    4
About Fund Performance ....................................................    6
Disclosure of Expenses ....................................................    6
Portfolio Information .....................................................    7
Financial Statements:
  Schedule of Investments .................................................    8
  Statement of Assets and Liabilities .....................................   10
  Statements of Operations ................................................   11
  Statements of Changes in Net Assets .....................................   12
Financial Highlights ......................................................   13
Notes to Financial Statements .............................................   18
Report of Independent Registered Public Accounting Firm ...................   24
Important Tax Information (Unaudited) .....................................   24
Disclosure of Investment Advisory Agreement and Subadvisory Agreement .....   25
Officers and Directors ....................................................   29
Additional Information ....................................................   33
Mutual Fund Family ........................................................   35


2       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the "Fed") has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns. As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at 2.0% amid rising inflationary pressures.

As the Fed's bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to 3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008                                                        6-month      12-month
==============================================================================================================
U.S. equities (S&P 500 Index)                                                            (11.91)%      (13.12)%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                              (9.37)%      (16.19)%
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                        (10.96)%      (10.61)%
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                        1.13%         7.12%
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                             0.02%         3.23%
--------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)       (1.08)%       (1.74)%
--------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund's returns for the 12-month period lagged that of the Russell 1000 Value Index and the broad-market S&P 500 Index. The Fund recently changed its year end to June 30.

      What factors influenced performance?

o Poor stock selection in the financials, consumer staples, telecommunication services and information technology sectors had the greatest negative impact on performance. Individual securities that detracted included Qwest Communications International Inc., Borland Software Corp., Alcatel SA, American International Group, Inc. and Morgan Stanley.

o In the consumer discretionary and energy sectors, the benefits reaped from stock selection were partially offset by the negative impact of our allocation decisions within these sectors. Conversely, the benefits generated by overweighting healthcare and materials were partially offset by disappointing stock selection results within these sectors.

o Underweight positions versus the benchmark in utilities (namely electric and multi-utilities) also hindered relative results, as did overweights in telecommunication services and information technology (especially communications equipment and semiconductor names).

o Benefiting performance was the Fund's underweight in financials (particularly in commercial banks, mortgages and diversified services). Successful stock selection within industrials, notably Raytheon Co., also contributed positively. Individual holdings from other sectors of the Fund that contributed to performance included Halliburton Co., Peabody Energy Corp., BJ Services Co. and LSI Corp.

      Describe recent portfolio activity.

o We increased the Fund's exposure to information technology, consumer discretionary, materials, telecommunication services and health care. The largest purchases were Qwest Communications International Inc., Bristol-Myers Squibb Co., LSI Corp., American Eagle Outfitters, Inc., and Wyeth.

o During the reporting period, we reduced exposure to industrials and consumer staples. Largest sales included shares of American International Group Inc., The Home Depot, Inc., GlobalSantaFe Corp., The Kroger Co. and Anadarko Petroleum Corp.

      Describe Fund positioning at period-end.

o As of June 30, 2008, the Fund was overweight versus its benchmark in information technology, materials, consumer discretionary and telecommunication services, and underweight in financials, utilities, consumer staples, energy, industrials and health care.

o The U.S. economy has slowed beyond our initial expectations, primarily due to the uncertainty in the credit markets. Nevertheless, we believe there are a number of factors that will keep the downturn moderate. Aggressive monetary easing on the part of the Fed, fiscal stimulus, a strong global economy and pristine corporate balance sheets continue to offset the negative effects of credit restrictions and rising food and energy prices on consumer behavior.

o A good portion of the portfolio is invested in larger-capitalization, multi-national companies given their strong cash flows, global diversification and shareholder-friendly capital allocation decisions. However, given the retreat in prices being experienced by stocks in the most economically sensitive sectors -- retail, auto, paper, banking and pharmaceutical -- we have begun to transition the portfolio in that direction. While valuations in these industries are at multi-year lows, we may need to see economic and political stability before their equity performance improves.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

                                             Actual                                                 Hypothetical 2
                    -------------------------------------------------------    -----------------------------------------------------
                        Beginning         Ending                                  Beginning         Ending
                      Account Value    Account Value      Expenses Paid         Account Value    Account Value     Expenses Paid
                    January 1, 2008    June 30, 2008    During the Period 1    January 1, 2008   June 30, 2008   During the Period 1
------------------------------------------------------------------------------------------------------------------------------------
Institutional ....       $1,000           $871.10            $ 4.79                 $1,000         $1,019.78           $ 5.17
Investor A .......       $1,000           $869.60            $ 6.23                 $1,000         $1,018.24           $ 6.72
Investor B .......       $1,000           $865.60            $10.02                 $1,000         $1,014.16           $10.82
Investor C .......       $1,000           $865.60            $ 9.93                 $1,000         $1,014.26           $10.72
Class R ..........       $1,000           $866.30            $ 9.88                 $1,000         $1,014.31           $10.67
------------------------------------------------------------------------------------------------------------------------------------

1 For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.03% for Institutional, 1.34% for Investor A, 2.16% for Investor B, 2.14% for Investor C and 2.13% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Russell 1000(R) Value Index and the S&P 500(R) Index. Values are from June 1998 to June 2008:

                                                         Russell
                                                         1000(R)
                    Institutional      Investor A          Value      S&P 500(R)
                      Shares(1,2)     Shares(1,2)       Index(3)        Index(4)
6/98                      $10,000          $9,475        $10,000         $10,000
6/99                      $11,769         $11,124        $11,637         $12,276
6/00                      $13,488         $12,711        $10,599         $13,165
6/01                      $14,274         $13,418        $11,694         $11,213
6/02                      $12,427         $11,656        $10,647          $9,196
6/03                      $12,920         $12,084        $10,538          $9,219
6/04                      $16,308         $15,212        $12,766         $10,981
6/05                      $17,117         $15,938        $14,560         $11,675
6/06                      $19,153         $17,782        $16,322         $12,683
6/07                      $24,024         $22,237        $19,891         $15,294
6/08                      $18,525         $17,101        $16,156         $13,287

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests in a diversified portfolio of equity and fixed income securities, including municipal securities, of issues in weak financial condition or experiencing poor operating results that management of the Fund believes are undervalued relative to management's assessment of the current or prospective condition of such issuers.
3 This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values. Russell 1000 is a registered trademark of the Frank Russell Company.
4 This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues. S&P 500 is a registered trademark of the McGraw-Hill Companies.

Performance Summary for the Period Ended June 30, 2008

                                                                                    Average Annual Total Returns 1
                                                              ----------------------------------------------------------------------
                                                                      1 Year                   5 Years                 10 Years
                                                              --------------------      -------------------      -------------------
                                               6-Month        w/o sales    w/sales      w/o sales   w/sales      w/o sales   w/sales
                                            Total Returns      charge      charge        charge     charge        charge     charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional .............................    (12.89)%       (22.89)%         --         7.47%        --          6.36%        --
Investor A ................................    (13.04)        (23.10)      (27.13)%       7.19       6.04%         6.08       5.51%
Investor B ................................    (13.44)        (23.78)      (26.71)        6.34       6.03          5.43       5.43
Investor C ................................    (13.44)        (23.78)      (24.42)        6.36       6.36          5.25       5.25
Class R ...................................    (13.37)        (23.66)          --         6.84         --          5.83         --
Russell 1000 Value Index ..................    (13.57)        (18.78)          --         8.92         --          4.91         --
S&P 500 Index .............................    (11.91)        (13.12)          --         7.58         --          2.88         --
------------------------------------------------------------------------------------------------------------------------------------

1 Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

      Past performance is not indicative of future results.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Manager waived a portion of its investment advisory fee. Without such a waiver, the Fund's performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on January 1, 2008 and held through June 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Portfolio Information

As of June 30, 2008

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Qwest Communications International Inc. ...............................   5%
LSI Corp. .............................................................   4
Xerox Corp. ...........................................................   4
Bristol-Myers Squibb Co. ..............................................   4
Unilever NV ...........................................................   3
Halliburton Co. .......................................................   3
BJ Services Co. .......................................................   3
Tyco International Ltd. ...............................................   3
Wyeth .................................................................   3
American Eagle Outfitters, Inc. .......................................   3
--------------------------------------------------------------------------------

                                                                     Percent of
                                                                      Long-Term
Investment Criteria                                                  Investments
--------------------------------------------------------------------------------
Earnings Turnaround ...................................................   39%
Operational Restructuring .............................................   23
Price-to-Earnings Per Share ...........................................   22
Above-Average Yield ...................................................   12
Price-to-Book Value ...................................................    4
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries 1                                             Net Assets
--------------------------------------------------------------------------------
Energy Equipment & Services ............................................   9%
Diversified Telecommunication Services .................................   7
Semiconductors & Semiconductor Equipment ...............................   7
Pharmaceuticals ........................................................   7
Oil, Gas & Consumable Fuels ............................................   6
--------------------------------------------------------------------------------
1 For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       7

Schedule of Investments June 30, 2008
                                     (Percentages shown are based on Net Assets)

Common Stocks                                          Shares          Value
===============================================================================
Above-Average Yield -- 11.7%
-------------------------------------------------------------------------------
Capital Markets -- 1.5%
The Bank of New York Mellon Corp.                       92,946    $   3,516,147
-------------------------------------------------------------------------------
Chemicals -- 3.0%
The Dow Chemical Co.                                   129,900        4,534,809
PPG Industries, Inc.                                    42,400        2,432,488
                                                                  -------------
                                                                      6,967,297
-------------------------------------------------------------------------------
Communications Equipment -- 0.9%
Alcatel SA (a)(b)                                      360,500        2,177,420
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 2.5%
AT&T Inc.                                              174,100        5,865,429
-------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.7%
Mattel, Inc.                                            98,900        1,693,168
-------------------------------------------------------------------------------
Pharmaceuticals -- 3.1%
Wyeth                                                  149,500        7,170,020
-------------------------------------------------------------------------------
Total Above-Average Yield                                            27,389,481
===============================================================================

===============================================================================
Earnings Turnaround -- 36.4%
-------------------------------------------------------------------------------
Capital Markets -- 2.2%
Morgan Stanley                                         144,200        5,201,294
-------------------------------------------------------------------------------
Computers & Peripherals -- 1.6%
International Business Machines Corp.                   32,100        3,804,813
-------------------------------------------------------------------------------
Energy Equipment & Services -- 6.8%
BJ Services Co.                                        246,600        7,876,404
Halliburton Co.                                        149,900        7,955,193
                                                                  -------------
                                                                     15,831,597
-------------------------------------------------------------------------------
Food Products -- 3.4%
Unilever NV (a)                                        281,900        8,005,960
-------------------------------------------------------------------------------
Industrial Conglomerates -- 2.3%
General Electric Co.                                   201,000        5,364,690
-------------------------------------------------------------------------------
Metals & Mining -- 2.5%
Alcoa, Inc.                                            160,000        5,699,200
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 3.9%
Exxon Mobil Corp.                                       53,800        4,741,394
Peabody Energy Corp.                                    50,500        4,446,525
                                                                  -------------
                                                                      9,187,919
-------------------------------------------------------------------------------
Pharmaceuticals -- 4.3%
Bristol-Myers Squibb Co.                               483,800        9,932,414
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 6.1%
LSI Corp. (c)                                        1,700,900       10,443,546
Micron Technology, Inc. (c)                            644,200        3,865,200
                                                                  -------------
                                                                     14,308,746
-------------------------------------------------------------------------------
Software -- 3.3%
Borland Software Corp. (c)                           2,448,900        3,330,504
Parametric Technology Corp. (c)                        253,200        4,220,844
                                                                  -------------
                                                                      7,551,348
-------------------------------------------------------------------------------
Total Earnings Turnaround                                            84,887,981
===============================================================================

===============================================================================
Financial Restructuring -- 0.0%
-------------------------------------------------------------------------------
Media -- 0.0%
Legacy Holdings, Inc. (c)                                1,500              420
-------------------------------------------------------------------------------
Total Financial Restructuring                                               420
===============================================================================

===============================================================================
Operational Restructuring -- 21.3%
-------------------------------------------------------------------------------
Aerospace & Defense -- 2.0%
Raytheon Co.                                            83,100        4,676,868
-------------------------------------------------------------------------------
Chemicals -- 2.6%
E.I. du Pont de Nemours & Co.                          140,300        6,017,467
-------------------------------------------------------------------------------
Computers & Peripherals -- 2.3%
Hewlett-Packard Co.                                    122,400        5,411,304
-------------------------------------------------------------------------------
Diversified Financial Services -- 2.3%
JPMorgan Chase & Co.                                   158,840        5,449,800
-------------------------------------------------------------------------------
Health Care Equipment & Supplies -- 1.8%
Covidien Ltd.                                           85,750        4,106,568
-------------------------------------------------------------------------------
Industrial Conglomerates -- 3.2%
Tyco International Ltd.                                187,150        7,493,486
-------------------------------------------------------------------------------
Media -- 2.7%
Time Warner, Inc.                                      426,200        6,307,760
-------------------------------------------------------------------------------
Office Electronics -- 4.4%
Xerox Corp.                                            760,000       10,305,600
-------------------------------------------------------------------------------
Total Operational Restructuring                                      49,768,853
===============================================================================

===============================================================================
Price-to-Book Value -- 3.9%
-------------------------------------------------------------------------------
Capital Markets -- 1.0%
Lehman Brothers Holdings, Inc.                         115,400        2,286,074
-------------------------------------------------------------------------------
Diversified Financial Services -- 1.6%
Citigroup, Inc.                                        223,500        3,745,860
-------------------------------------------------------------------------------
Semiconductors & Semiconductor
Equipment -- 1.3%
Fairchild Semiconductor International, Inc. (c)        250,100        2,933,673
-------------------------------------------------------------------------------
Total Price-to-Book Value                                             8,965,607
===============================================================================

===============================================================================
Price-to-Earnings Per Share -- 21.0%
-------------------------------------------------------------------------------
Diversified Telecommunication Services -- 4.9%
Qwest Communications International Inc. (b)          2,899,500       11,395,035
-------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 1.3%
Avnet, Inc. (c)                                        115,000        3,137,200
-------------------------------------------------------------------------------
Energy Equipment & Services -- 1.7%
Global Industries Ltd. (c)                             216,400        3,880,052
-------------------------------------------------------------------------------
Insurance -- 4.1%
Prudential Financial, Inc.                              72,900        4,355,046
The Travelers Cos., Inc.                               117,845        5,114,473
                                                                  -------------
                                                                      9,469,519
-------------------------------------------------------------------------------
Media -- 2.0%
Viacom, Inc. Class B (c)                               155,700        4,755,078
-------------------------------------------------------------------------------

See Notes to Financial Statements.


8       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

Common Stocks                                          Shares          Value
===============================================================================
Price-to-Earnings Per Share (concluded)
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 2.2%
Chevron Corp.                                           51,700        5,125,021
-------------------------------------------------------------------------------
Specialty Retail -- 2.8%
American Eagle Outfitters, Inc.                        479,300        6,532,859
-------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods -- 2.0%
Phillips-Van Heusen Corp.                              124,400        4,555,528
-------------------------------------------------------------------------------
Total Price-to-Earnings Per Share                                    48,850,292
===============================================================================
Total Common Stocks -- 94.3%                                        219,862,634
===============================================================================

===============================================================================
                                                    Beneficial
                                                      Interest
Other Interests (d)                                      (000)
===============================================================================
Financial Restructuring -- 0.0%
-------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -- 0.0%
WRT Energy Corp. (Litigation Trust
  Certificates) (e)(f)                                  $1,981                0
-------------------------------------------------------------------------------
Total Other Interests -- 0.0%                                                 0
===============================================================================
Total Long-Term Investments
(Cost -- $225,603,080) -- 94.3%                                     219,862,634
===============================================================================

Short-Term Securities                                   Shares         Value
===============================================================================
Merrill Lynch Premier
  Institutional Fund, 2.71% (g)(h)(i)                5,687,200    $   5,687,200
-------------------------------------------------------------------------------
Total Short-Term Securities
(Cost -- $5,687,200) -- 2.4%                                          5,687,200
===============================================================================
Total Investments Before Options Written
(Cost -- $231,290,280*) -- 96.7%                                    225,549,834
===============================================================================

===============================================================================
Options Written                                      Contracts
===============================================================================
Call Options Written
Mattel, Inc., expiring October 2008 at $22.5               600          (15,000)
Peabody Energy Corp., expiring December 2008
  at $90                                                   370         (481,000)
-------------------------------------------------------------------------------
Total Options Written
(Premiums Received -- $422,205) -- (0.2%)                              (496,000)
===============================================================================
Total Investments, Net of Options Written -- 96.5%                  225,053,834

Other Assets Less Liabilities -- 3.5%                                 8,220,847
                                                                   ------------
Net Assets -- 100.0%                                               $233,274,681
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 233,954,643
                                                                  =============
      Gross unrealized appreciation ..........................    $  26,438,186
      Gross unrealized depreciation ..........................      (34,842,995)
                                                                  -------------
      Net unrealized depreciation ............................    $  (8,404,809)
                                                                  =============

(a)   Depositary receipts.
(b)   Security, or a portion of security, is on loan.
(c)   Non-income producing security.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e) Restricted security as to resale, representing 0.0% of net assets was as follows:

      --------------------------------------------------------------------------
                                          Acquisition
      Issue                                   Date           Cost          Value
      --------------------------------------------------------------------------
      WRT Energy Corp.
        (Litigation Trust Certificates)    7/10/1997       $202,416         $0
      --------------------------------------------------------------------------

(f)   Security is fair valued.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
                                                                    Net          Interest
      Affiliate                                                  Activity         Income
      -----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series        $ (6,320,291)    $306,900
      BlackRock Liquidity Series, LLC Money Market Series      $(50,332,100)    $ 55,973
      Merrill Lynch Premier Institutional Fund                 $  5,687,200     $     42
      -----------------------------------------------------------------------------------

(h)   Represents the current yield as of report date.
(i)   Security was purchased with the cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications and investment criteria are unaudited.

See Notes to Financial Statements.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       9

Statement of Assets and Liabilities

June 30, 2008
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (including securities loaned of $5,294,549) (cost -- $225,603,080) ..........    $ 219,862,634
Investments at value -- affiliated (cost -- $5,687,200) ..........................................................        5,687,200
Cash .............................................................................................................        9,692,699
Investments sold receivable ......................................................................................        8,300,564
Dividends receivable .............................................................................................          193,170
Capital shares sold receivable ...................................................................................           54,945
Interest receivable from affiliates ..............................................................................           12,787
Securities lending income receivable .............................................................................            6,974
Other assets .....................................................................................................              966
Prepaid expenses .................................................................................................           25,975
                                                                                                                      -------------
Total assets .....................................................................................................      243,837,914
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Collateral at value -- securities loaned .........................................................................        5,687,200
Options written at value (premiums received -- $422,205) .........................................................          496,000
Investments purchased payable ....................................................................................        3,302,758
Capital shares redeemed payable ..................................................................................          727,661
Investment advisory fees payable .................................................................................          153,939
Other affiliates payable .........................................................................................           54,284
Distribution fees payable ........................................................................................           42,969
Officer's and Directors' fees payable ............................................................................              185
Other accrued expenses payable ...................................................................................           98,237
                                                                                                                      -------------
Total liabilities ................................................................................................       10,563,233
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net assets .......................................................................................................    $ 233,274,681
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares, $0.10 par value, 50,000,000 shares authorized ..............................................    $   1,054,929
Investor A Shares, $0.10 par value, 100,000,000 shares authorized ................................................          867,617
Investor B Shares, $0.10 par value, 100,000,000 shares authorized ................................................           98,013
Investor C Shares, $0.10 par value, 50,000,000 shares authorized .................................................          181,145
Class R Shares, $0.10 par value, 100,000,000 shares authorized ...................................................            7,282
Paid-in capital in excess of par .................................................................................      244,280,948
Undistributed net investment income ..............................................................................        1,405,075
Accumulated net realized loss ....................................................................................       (8,806,087)
Net unrealized appreciation/depreciation .........................................................................       (5,814,241)
                                                                                                                      -------------
Net assets .......................................................................................................    $ 233,274,681
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $113,989,632 and 10,549,286 shares outstanding ...........................    $       10.81
                                                                                                                      =============
Investor A -- Based on net assets of $92,544,755 and 8,676,169 shares outstanding ................................    $       10.67
                                                                                                                      =============
Investor B -- Based on net assets of $9,345,452 and 980,125 shares outstanding ...................................    $        9.53
                                                                                                                      =============
Investor C -- Based on net assets of $16,687,182 and 1,811,446 shares outstanding ................................    $        9.21
                                                                                                                      =============
Class R -- Based on net assets of $707,660 and 72,817 shares outstanding .........................................    $        9.72
                                                                                                                      =============

See Notes to Financial Statements.


10       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Statements of Operations

                                                                                                         Period
                                                                                                      Aug. 1, 2007      Year Ended
                                                                                                       to June 30,       July 31,
                                                                                                          2008             2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends 1 ......................................................................................    $  5,344,551     $  6,841,670
Interest from affiliates .........................................................................         306,900          477,043
Securities lending ...............................................................................          56,015           30,865
                                                                                                      -----------------------------
Total income .....................................................................................       5,707,466        7,349,578
                                                                                                      -----------------------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ..............................................................................       2,667,383        3,537,084
Service -- Investor A ............................................................................         262,325          339,289
Service and distribution -- Investor B ...........................................................         127,353          239,137
Service and distribution -- Investor C ...........................................................         195,601          259,092
Service and distribution -- Class R ..............................................................           3,931            3,615
Transfer agent -- Institutional ..................................................................         124,009          170,480
Transfer agent -- Investor A .....................................................................         155,777          158,906
Transfer agent -- Investor B .....................................................................          28,596           36,511
Transfer agent -- Investor C .....................................................................          35,826           36,506
Transfer agent -- Class R ........................................................................           4,503            1,996
Accounting services ..............................................................................         121,657          144,923
Professional .....................................................................................          93,564           86,523
Printing .........................................................................................          61,847           63,961
Registration .....................................................................................          58,188           62,579
Officer and Directors ............................................................................          23,406           20,211
Custodian ........................................................................................          23,141           23,080
Miscellaneous ....................................................................................          30,546           33,923
                                                                                                      -----------------------------
Total expenses ...................................................................................       4,017,653        5,217,816
Less fees waived by advisor ......................................................................        (666,846)        (884,271)
                                                                                                      -----------------------------
Total expenses after waiver ......................................................................       3,350,807        4,333,545
                                                                                                      -----------------------------
Net investment income ............................................................................       2,356,659        3,016,033
                                                                                                      -----------------------------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain from:
    Investments ..................................................................................       3,020,589       39,621,413
    Options written ..............................................................................          58,910               --
                                                                                                      -----------------------------
                                                                                                         3,079,499       39,621,413
                                                                                                      -----------------------------
Net change in unrealized appreciation/depreciation on:
    Investments ..................................................................................     (64,202,337)      10,780,382
    Options written ..............................................................................         147,212         (221,007)
                                                                                                      -----------------------------
                                                                                                       (64,055,125)      10,559,375
                                                                                                      -----------------------------
Total realized and unrealized gain (loss) ........................................................     (60,975,626)      50,180,788
                                                                                                      -----------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations ..................................    $(58,618,967)    $ 53,196,821
                                                                                                      =============================
    1 Foreign withholding tax ....................................................................    $     55,921     $    119,607
                                                                                                      =============================

See Notes to Financial Statements.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       11

Statements of Changes in Net Assets

                                                                                        Period
                                                                                     Aug. 1, 2007           Year Ended July 31,
                                                                                      to June 30,    ------------------------------
Increase (Decrease) in Net Assets                                                        2008             2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ...........................................................   $   2,356,659    $   3,016,033    $   1,969,732
Net realized gain ...............................................................       3,079,499       39,621,413       34,404,256
Net change in unrealized appreciation/depreciation ..............................     (64,055,125)      10,559,375      (10,674,982)
                                                                                    -----------------------------------------------
Net increase (decrease) in net assets resulting from operations .................     (58,618,967)      53,196,821       25,699,006
                                                                                    -----------------------------------------------
===================================================================================================================================
Dividends and Distributions to Shareholders From
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
  Institutional .................................................................      (1,722,006)      (1,957,773)        (662,437)
  Investor A ....................................................................      (1,044,380)      (1,141,424)        (191,705)
  Investor B ....................................................................              --           (6,674)              --
  Investor C ....................................................................         (39,482)         (16,998)              --
  Class R .......................................................................          (4,812)          (3,740)            (137)
Net realized gain:
  Institutional .................................................................     (21,229,909)     (15,804,834)      (5,610,608)
  Investor A ....................................................................     (17,601,668)     (12,916,921)      (4,562,017)
  Investor B ....................................................................      (2,543,437)      (2,615,218)      (1,348,179)
  Investor C ....................................................................      (3,805,100)      (2,686,481)      (1,129,292)
  Class R .......................................................................        (139,186)         (59,584)         (18,151)
                                                                                    -----------------------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders     (48,129,980)     (37,209,647)     (13,522,526)
                                                                                    -----------------------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets derived from capital share transactions ..............      (2,551,903)      (8,579,280)     (60,080,064)
                                                                                    -----------------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets .........................................    (109,300,850)       7,407,894      (47,903,584)
Beginning of period .............................................................     342,575,531      335,167,637      383,071,221
                                                                                    -----------------------------------------------
End of period ...................................................................   $ 233,274,681    $ 342,575,531    $ 335,167,637
                                                                                    ===============================================
End of period undistributed net investment income ...............................   $   1,405,075    $   1,859,132    $   1,969,708
                                                                                    ===============================================

See Notes to Financial Statements.


12       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Financial Highlights

                                                                                    Institutional
                                                   -------------------------------------------------------------------------------
                                                      Period
                                                   Aug. 1, 2007                             Year Ended July 31,
                                                    to June 30,     --------------------------------------------------------------
                                                       2008            2007          2006          2005        2004         2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  15.47      $  14.84      $  14.27      $  12.16     $  10.36     $   8.60
                                                      ----------------------------------------------------------------------------
Net investment income 1 ..........................        0.13          0.17          0.12          0.07         0.04           -- 2
Net realized and unrealized gain (loss) ..........       (2.62)         2.15          0.99          2.04         1.76         1.76
                                                      ----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (2.49)         2.32          1.11          2.11         1.80         1.76
                                                      ----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.16)        (0.18)        (0.06)           --           --           --
    Net realized gain ............................       (2.01)        (1.51)        (0.48)           --           --           --
                                                      ----------------------------------------------------------------------------
Total dividends and distributions ................       (2.17)        (1.69)        (0.54)           --           --           --
                                                      ----------------------------------------------------------------------------
Net asset value, end of period ...................    $  10.81      $  15.47      $  14.84      $  14.27     $  12.16     $  10.36
                                                      ============================================================================
==================================================================================================================================
Total Investment Return 3
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (18.55)% 4     16.67%         8.06%        17.35%       17.37%       20.47%
                                                      ============================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................        1.00% 5       0.97%         1.01%         1.01%        1.09%        1.17%
                                                      ============================================================================
Total expenses ...................................        1.25% 5       1.22%         1.26%         1.26%        1.26%        1.32%
                                                      ============================================================================
Net investment income ............................        1.14% 5       1.10%         0.83%         0.52%        0.33%        0.02%
                                                      ============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $113,990      $162,915      $158,175      $173,121     $172,024     $161,723
                                                      ============================================================================
Portfolio turnover ...............................          87%           65%          100%           72%          92%          55%
                                                      ============================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3     Total investment returns exclude the effects of any sales charges.
4     Aggregate total investment return.
5     Annualized.

See Notes to Financial Statements.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       13

                                                                                       Investor A
                                                   -------------------------------------------------------------------------------
                                                      Period
                                                   Aug. 1, 2007                             Year Ended July 31,
                                                    to June 30,     --------------------------------------------------------------
                                                       2008            2007          2006          2005        2004         2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  15.29      $  14.68      $  14.12      $  12.06     $  10.30     $   8.58
                                                      ----------------------------------------------------------------------------
Net investment income (loss) 1 ...................        0.10          0.13          0.08          0.04         0.01        (0.02)
Net realized and unrealized gain (loss) ..........       (2.59)         2.12          0.98          2.02         1.75         1.74
                                                      ----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (2.49)         2.25          1.06          2.06         1.76         1.72
                                                      ----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.12)        (0.13)        (0.02)           --           --           --
    Net realized gain ............................       (2.01)        (1.51)        (0.48)           --           --           --
                                                      ----------------------------------------------------------------------------
Total dividends and distributions ................       (2.13)        (1.64)        (0.50)           --           --           --
                                                      ----------------------------------------------------------------------------
Net asset value, end of period ...................    $  10.67      $  15.29      $  14.68      $  14.12     $  12.06     $  10.30
                                                      ============================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (18.77)% 3     16.30%         7.79%        17.08%       17.09%       20.05%
                                                      ============================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................        1.30% 4       1.24%         1.26%         1.26%        1.34%        1.42%
                                                      ============================================================================
Total expenses ...................................        1.55% 4       1.49%         1.51%         1.51%        1.51%        1.57%
                                                      ============================================================================
Net investment income (loss) .....................        0.83% 4       0.83%         0.58%         0.27%        0.08%       (0.23)%
                                                      ============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 92,545      $134,585      $126,028      $135,696     $136,688     $120,193
                                                      ============================================================================
Portfolio turnover ...............................          87%           65%          100%           72%          92%          55%
                                                      ============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


14       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

                                                                                      Investor B
                                                   -------------------------------------------------------------------------------
                                                      Period
                                                   Aug. 1, 2007                             Year Ended July 31,
                                                    to June 30,     --------------------------------------------------------------
                                                       2008            2007          2006          2005        2004         2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  13.86      $  13.37      $  12.98      $  11.17     $   9.62     $   8.07
                                                      ----------------------------------------------------------------------------
Net investment income(loss) 1 ....................          -- 2        0.01         (0.03)        (0.06)       (0.08)       (0.09)
Net realized and unrealized gain (loss) ..........       (2.33)         1.92          0.90          1.87         1.63         1.64
                                                      ----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (2.33)         1.93          0.87          1.81         1.55         1.55
                                                      ----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................          --            -- 3          --            --           --           --
    Net realized gain ............................       (2.00)        (1.44)        (0.48)           --           --           --
                                                      ----------------------------------------------------------------------------
Total dividends and distributions ................       (2.00)        (1.44)        (0.48)           --           --           --
                                                      ----------------------------------------------------------------------------
Net asset value, end of period ...................    $   9.53      $  13.86      $  13.37      $  12.98     $  11.17     $   9.62
                                                      ============================================================================
==================================================================================================================================
Total Investment Return 4
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (19.43)% 5     15.37%         6.97%        16.20%       16.11%       19.21%
                                                      ============================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................        2.11% 6       2.03%         2.03%         2.03%        2.11%        2.20%
                                                      ============================================================================
Total expenses ...................................        2.36% 6       2.28%         2.28%         2.28%        2.27%        2.35%
                                                      ============================================================================
Net investment income (loss) .....................        0.02% 6       0.07%        (0.21)%       (0.50)%      (0.70)%      (1.02)%
                                                      ============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $  9,345      $ 19,000      $ 26,537      $ 42,351     $ 57,812     $ 67,382
                                                      ============================================================================
Portfolio turnover ...............................          87%           65%          100%           72%          92%          55%
                                                      ============================================================================

1     Based on average shares outstanding.
2     Amount is less than $0.01 per share.
3     Amount is less than $(0.01) per share.
4     Total investment returns exclude the effects of sales charges.
5     Aggregate total investment return.
6     Annualized.

See Notes to Financial Statements.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       15

                                                                                       Investor C
                                                   -------------------------------------------------------------------------------
                                                      Period
                                                   Aug. 1, 2007                             Year Ended July 31,
                                                    to June 30,     --------------------------------------------------------------
                                                       2008            2007          2006          2005        2004         2003
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  13.49      $  13.07      $  12.71      $  10.94     $   9.42     $   7.90
                                                      ----------------------------------------------------------------------------
Net investment income(loss) 1 ....................        0.01          0.01         (0.03)        (0.06)       (0.08)       (0.08)
Net realized and unrealized gain (loss) ..........       (2.26)         1.90          0.87          1.83         1.60         1.60
                                                      ----------------------------------------------------------------------------
Net increase (decrease) from investment operations       (2.25)         1.91          0.84          1.77         1.52         1.52
                                                      ----------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.02)        (0.01)           --            --           --           --
    Net realized gain ............................       (2.01)        (1.48)        (0.48)           --           --           --
                                                      ----------------------------------------------------------------------------
Total dividends and distributions ................       (2.03)        (1.49)        (0.48)           --           --           --
                                                      ----------------------------------------------------------------------------
Net asset value, end of period ...................    $   9.21      $  13.49      $  13.07      $  12.71     $  10.94     $   9.42
                                                      ============================================================================
==================================================================================================================================
Total Investment Return 2
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (19.42)% 3     15.50%         6.88%        16.18%       16.14%       19.24%
                                                      ============================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................        2.08% 4       2.01%         2.03%         2.04%        2.12%        2.21%
                                                      ============================================================================
Total expenses ...................................        2.33% 4       2.26%         2.28%         2.29%        2.28%        2.36%
                                                      ============================================================================
Net investment income (loss) .....................        0.05% 4       0.06%        (0.21)%       (0.50)%      (0.70)%      (1.02)%
                                                      ============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $ 16,687      $ 25,334      $ 23,819      $ 31,391     $ 34,179     $ 31,492
                                                      ============================================================================
Portfolio turnover ...............................          87%           65%          100%           72%          92%          55%
                                                      ============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4     Annualized.

See Notes to Financial Statements.


16       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Financial Highlights (concluded)

                                                                                               Class R
                                                       Period                                                             Period
                                                    Aug. 1, 2007                     Year Ended July 31,              Jan. 3, 2003 1
                                                     to June 30,                                                        to July 31,
                                                        2008            2007        2006          2005       2004          2003
====================================================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............    $  14.15       $  13.71     $  13.23     $  11.33    $   9.71      $   8.67
                                                      ------------------------------------------------------------------------------
Net investment income (loss) 2 ...................        0.02           0.06         0.05           -- 3        -- 4        0.04
Net realized and unrealized gain (loss) ..........       (2.37)          1.98         0.91         1.90        1.62          1.00
                                                      ------------------------------------------------------------------------------
Net increase (decrease) from investment operations       (2.35)          2.04         0.96         1.90        1.62          1.04
                                                      ------------------------------------------------------------------------------
Dividends and distributions from:
    Net investment income ........................       (0.07)         (0.09)          -- 4         --          --            --
    Net realized gain ............................       (2.01)         (1.51)       (0.48)          --          --            --
                                                      ------------------------------------------------------------------------------
Total dividends and distributions ................       (2.08)         (1.60)       (0.48)          --          --            --
                                                      ------------------------------------------------------------------------------
Net asset value, end of period ...................    $   9.72       $  14.15     $  13.71     $  13.23    $  11.33      $   9.71
                                                      ==============================================================================
====================================================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .........................      (19.29)% 5      15.85%        7.56%       16.77%      16.68%        12.00% 5
                                                      ==============================================================================
====================================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver ......................        1.97% 6        1.65%        1.51%        1.51%       1.57%         1.67% 6
                                                      ==============================================================================
Total expenses ...................................        2.22% 6        1.90%        1.76%        1.76%       1.75%         1.82% 6
                                                      ==============================================================================
Net investment income (loss) .....................        0.15% 6        0.43%        0.34%        0.03%      (0.05%)       (0.27)%6
                                                      ==============================================================================
====================================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ..................    $    708       $    741     $    609     $    513    $    389      $     -- 7
                                                      ==============================================================================
Portfolio turnover ...............................          87%            65%         100%          72%         92%           55%
                                                      ==============================================================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Amount is less than $0.01 per share.
4     Amount is less than $(0.01) per share.
5     Aggregate total investment return.
6     Annualized.
7     Amount is less than $1,000.

See Notes to Financial Statements.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       17

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock Focus Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Fund changed its year end to June 30. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Securities: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day's price will be used, unless it is determined that such prior day's price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long position) or ask (short position) price. If no bid or ask price is available, the prior day's price will be used unless it is determined that the prior day's price no longer reflects the fair value of the option. Over-the-counter ("OTC") options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Directors (the "Board") as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in price of the underlying security, or if the counterparty does not perform under the contract.

o Options -- The Fund may purchase and write call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are deter-mined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions of capital gains are paid at least annually.

Securities Lending: The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the


18       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. The Fund may receive a flat fee for its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective January 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The Advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remain open for the years ended July 31, 2005 through July 31, 2007. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 1.00% of the average daily value of the Fund's net assets.

The Advisor contractually agreed to waive 0.25% of the average daily value of the Fund's net assets. This contractual waiver agreement has a one-year term and is automatically renewable year to year unless terminated by the Advisor. The waiver is shown as fees waived by advisor on the Statements of Operations.

For the period August 1, 2007 to June 30, 2008, the Fund reimbursed the Advisor $4,618 and for the year ended July 31, 2007, the Fund reimbursed the Advisor and Fund Asset Management, L.P. $5,586 and $1,371,


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       19
respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                        Service     Distribution
                                                          Fee           Fee
--------------------------------------------------------------------------------
Investor A ...........................................   0.25%           --
Investor B ...........................................   0.25%         0.75%
Investor C ...........................................   0.25%         0.75%
Class R ..............................................   0.25%         0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with the Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the period August 1, 2007 to June 30, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund's Investor A Shares, which totaled $2,897, and affiliates received contingent deferred sales charges of $10,495 and $2,660 relating to transactions in Investor B and Investor C Shares, respectively. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

For the year ended July 31, 2007, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares as follows:

--------------------------------------------------------------------------------
                                                      FAMD       MLPF&S      BDI
--------------------------------------------------------------------------------
Investor A ....................................      $2,243     $23,944      $47
--------------------------------------------------------------------------------

For the year ended July 31, 2007, affiliates received contingent deferred sales charges of $17,593 and $1,817 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received contingent deferred sales charges of $39 relating to transactions subject to front-end sales charge waivers on Investor A Shares.

Pursuant to written agreements, certain affiliates provide certain Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period August 1, 2007 to June 30, 2008 and the year ended July 31, 2007, the Fund paid $271,463 and $254,758, respectively, in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the period August 1, 2007 to June 30, 2008 and the year ended July 31, 2007, the Fund reimbursed the Advisor the following amounts for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
                                                      Period Ended    Year Ended
                                                         6/30/08       7/31/08
--------------------------------------------------------------------------------
Institutional ........................................   $3,752         $3,470
Investor A ...........................................   $3,484         $2,840
Investor B ...........................................   $  705         $  740
Investor C ...........................................   $  641         $  560
Class R ..............................................   $   38         $   20
--------------------------------------------------------------------------------

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the period August 1, 2007 to June 30, 2008 and the year ended July 31, 2007, BIM received $14,154 and $11,233, respectively, in security lending agent fees.


20       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

In addition, MLPF&S received $16,832 and $134,706 in commissions on the execution of the portfolio security transactions for the Fund for the period August 1, 2007 to June 30, 2008 and the year ended July 31, 2007, respectively.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period August 1, 2007 to June 30, 2008 were $248,411,497 and $303,763,358, respectively.

Transactions in options written for the period August 1, 2007 to June 30, 2008 were as follows:

--------------------------------------------------------------------------------
                                                                        Premiums
                                                        Contracts       Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period ................................     2,000      $ 238,993
Options written ......................................     2,540        724,315
Options closed .......................................    (3,570)      (541,103)
                                                          ---------------------
Outstanding call options written,
  end of period ......................................       970      $ 422,205
                                                          =====================
4. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at the Fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the period August 1, 2007 to June 30, 2008.

5. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $36 has been reclassified between undistributed net investment income and accumulated net realized gains as a result of a permanent difference attributable to the reclassification of distributions. This reclassification has no effect on net assets or net asset values per share.

The tax character of distributions paid during the period August 1, 2007 to June 30, 2008 and fiscal years ended July 31, 2007 and July 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                          6/30/2008     7/31/2007     7/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ....................   $11,876,837   $23,678,746   $   854,279
  Net long-term capital gain .........   $36,253,143   $13,530,901   $12,668,247
                                         ---------------------------------------
Total distributions ..................   $48,129,980   $37,209,647   $13,522,526
                                         =======================================

As of June 30, 2008, the components of accumulated losses on a tax basis were as follows:

------------------------------------------------------------------------------
Undistributed ordinary net income .............................   $  1,169,355
Undistributed long-term net capital gains .....................             --
                                                                  ------------
Total undistributed net earnings ..............................      1,169,355
Net unrealized losses .........................................    (14,384,608)*
                                                                  ------------
Total accumulated losses ......................................   $(13,215,253)
                                                                  ============

* The difference between book-basis and tax-basis net unrealized losses is attributable primarily to the tax deferral of losses on wash sales, the deferral of post-October capital losses for tax purposes and the timing of income recognition on partnership interests.

6. Beneficial Interest Transactions:

Transactions in beneficial interest for each class were as follows:

                                                                                    Period
                                                                                August 1, 2007 to                  Year Ended
                                                                                 June 30, 2008                    July 31, 2007
                                                                         ---------------------------     --------------------------
                                                                            Shares     Dollar Amount        Shares    Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................        402,699    $  5,140,945         303,548    $  4,636,786
Shares issued to shareholders in reinvestment of dividends
  and distributions ................................................      1,519,450      20,500,508       1,081,848      15,590,409
                                                                         ---------------------------     --------------------------
Total issued .......................................................      1,922,149      25,641,453       1,385,396      20,227,195
Shares redeemed ....................................................     (1,903,979)    (23,574,806)     (1,511,666)    (23,239,218)
                                                                         ---------------------------     --------------------------
Net increase (decrease) ............................................         18,170    $  2,066,647        (126,270)   $ (3,012,023)
                                                                         ===========================     ==========================


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       21

                                                                                                                  Year Ended
                                                                                                                July 31, 2006
                                                                                                         --------------------------
                                                                                                           Shares     Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class I*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................................................        471,851    $  6,632,904
Shares issued to shareholders in reinvestment of dividends
  and distributions ................................................................................        399,615       5,505,500
                                                                                                         --------------------------
Total issued .......................................................................................        871,466      12,138,404
Shares redeemed ....................................................................................     (2,344,047)    (33,086,613)
                                                                                                         --------------------------
Net decrease .......................................................................................     (1,472,581)   $(20,948,209)
                                                                                                         ==========================

* Effective October 2, 2006, Class I Shares were redesignated Institutional Shares.

                                                                                    Period
                                                                                August 1, 2007 to                  Year Ended
                                                                                 June 30, 2008                    July 31, 2007
                                                                         ---------------------------     --------------------------
                                                                            Shares     Dollar Amount        Shares    Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares .....................        780,187    $  9,715,232       1,289,085    $ 19,660,976
Shares issued to shareholders in reinvestment of dividends
  and distributions ................................................      1,255,373      16,751,967         876,677      12,509,924
                                                                         ---------------------------     --------------------------
Total issued .......................................................      2,035,560      26,467,199       2,165,762      32,170,900
Shares redeemed ....................................................     (2,159,543)    (26,828,964)     (1,952,723)    (29,649,811)
                                                                         ---------------------------     --------------------------
Net increase (decrease) ............................................       (123,983)   $   (361,765)        213,039    $  2,521,089
                                                                         ===========================     ==========================

                                                                                                                  Year Ended
                                                                                                                July 31, 2006
                                                                                                         --------------------------
                                                                                                           Shares     Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class A**
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................................................        517,347    $  7,262,405
Automatic conversion of shares .....................................................................        535,965       7,437,583
Shares issued to shareholders in reinvestment of dividends
  and distributions ................................................................................        310,746       4,247,406
                                                                                                         --------------------------
Total issued .......................................................................................      1,364,058      18,947,394
Shares redeemed ....................................................................................     (2,389,363)    (33,629,756)
                                                                                                         --------------------------
Net decrease .......................................................................................     (1,025,305)   $(14,682,362)
                                                                                                         ==========================

**    Effective October 2, 2006, Class A Shares were redesignated Investor A
      Shares.

                                                                                    Period
                                                                                August 1, 2007 to                  Year Ended
                                                                                 June 30, 2008                    July 31, 2007
                                                                           -------------------------       ------------------------
                                                                            Shares     Dollar Amount        Shares    Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................         43,951    $    506,259         198,734    $  2,711,938
Shares issued to shareholders in reinvestment of dividends
  and distributions ................................................        183,477       2,205,664         177,687       2,306,819
                                                                           -------------------------       ------------------------
Total issued .......................................................        227,428       2,711,923         376,421       5,018,757
Shares redeemed and automatic conversion of shares .................       (617,682)     (6,933,533)       (991,230)    (13,763,952)
                                                                           -------------------------       ------------------------
Net decrease .......................................................       (390,254)   $ (4,221,610)       (614,809)   $ (8,745,195)
                                                                           =========================       ========================


22       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

                                                                                                                  Year Ended
                                                                                                                July 31, 2006
                                                                                                         --------------------------
                                                                                                           Shares     Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class B*
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................................................        168,871    $  2,162,223
Shares issued to shareholders in reinvestment of distributions .....................................         97,123       1,216,215
                                                                                                         --------------------------
Total issued .......................................................................................        265,994       3,378,438
                                                                                                         --------------------------
Automatic conversion of shares .....................................................................       (585,261)     (7,437,583)
Shares redeemed ....................................................................................       (958,367)    (12,280,439)
                                                                                                         --------------------------
Total redeemed .....................................................................................     (1,543,628)    (19,718,022)
                                                                                                         --------------------------
Net decrease .......................................................................................     (1,277,634)   $(16,339,584)
                                                                                                         ==========================

*     Effective October 2, 2006, Class B Shares were redesignated Investor B
      Shares.

                                                                                    Period
                                                                                August 1, 2007 to                  Year Ended
                                                                                 June 30, 2008                    July 31, 2007
                                                                           -------------------------       ------------------------
                                                                            Shares     Dollar Amount        Shares    Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................        183,909    $  2,086,352         220,524    $  2,964,264
Shares issued to shareholders in reinvestment of dividends
  and distributions ................................................        290,678       3,375,976         186,970       2,363,804
                                                                           -------------------------       ------------------------
Total issued .......................................................        474,587       5,462,328         407,494       5,328,068
Shares redeemed ....................................................       (541,305)     (5,797,194)       (351,168)     (4,760,440)
                                                                           -------------------------       ------------------------
Net increase (decrease) ............................................        (66,718)   $   (334,866)         56,326    $    567,628
                                                                           =========================       ========================

                                                                                                                  Year Ended
                                                                                                                July 31, 2006
                                                                                                         --------------------------
                                                                                                           Shares     Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class C**
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................................................        108,720    $  1,373,768
Shares issued to shareholders in reinvestment of distributions .....................................         81,723       1,001,868
                                                                                                         --------------------------
Total issued .......................................................................................        190,443       2,375,636
Shares redeemed ....................................................................................       (839,093)    (10,562,949)
                                                                                                         --------------------------
Net decrease .......................................................................................       (648,650)   $ (8,187,313)
                                                                                                         ==========================

**    Effective October 2, 2006, Class C Shares were redesignated Investor C
      Shares.

                                                                                    Period
                                                                                August 1, 2007 to                  Year Ended
                                                                                 June 30, 2008                    July 31, 2007
                                                                           -------------------------       ------------------------
                                                                            Shares     Dollar Amount        Shares    Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................         50,772    $    621,829          72,257    $  1,026,061
Shares issued to shareholders in reinvestment of dividends
  and distributions ................................................         11,800         144,058           4,777          63,326
                                                                           -------------------------       ------------------------
Total issued .......................................................         62,572         765,887          77,034       1,089,387
Shares redeemed ....................................................        (42,143)       (466,196)        (69,074)     (1,000,166)
                                                                           -------------------------       ------------------------
Net increase .......................................................         20,429    $    299,691           7,960    $     89,221
                                                                           =========================       ========================


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       23

Notes to Financial Statements (concluded)

                                                                                                                  Year Ended
                                                                                                                July 31, 2006
                                                                                                         --------------------------
                                                                                                           Shares     Dollar Amount
-----------------------------------------------------------------------------------------------------------------------------------
Class R
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ........................................................................................         19,842    $    264,538
Shares issued to shareholders in reinvestment of dividends
  and distributions ................................................................................          1,429          18,289
                                                                                                         --------------------------
Total issued .......................................................................................         21,271         282,827
Shares redeemed ....................................................................................        (15,570)       (205,423)
                                                                                                         --------------------------
Net increase .......................................................................................          5,701    $     77,404
                                                                                                         ==========================

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock Focus Value Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Focus Value Fund, Inc. (the "Fund) as of June 30, 2008, and the related statements of operations for the period August 1, 2007 to June 30, 2008 and for the year ended July 31, 2007, the statements of changes in net assets for the period August 1, 2007 to June 30, 2008 and for each of the two years in the period ended July 31, 2007, and the financial highlights for the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Focus Value Fund, Inc. as of June 30, 2008, the results of its operations for the period August 1, 2007 to June 30, 2008 and for the year ended July 31, 2007, the changes in its net assets for the period August 1, 2007 to June 30, 2008 and for each of the two years in the period ended July 31, 2007, and the financial highlights for the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
August 25, 2008

Important Tax Information (Unaudited)

The following information is provided with respect to the ordinary income distributions paid by BlackRock Focus Value Fund, Inc. during the period ended June 30, 2008:

================================================================================
Record Date                                 October 22, 2007   December 11, 2007
Payable Date                                October 24, 2007   December 13, 2007
================================================================================
Qualified Dividend Income for Individuals*       33.58%              100.00%
--------------------------------------------------------------------------------
Dividends Qualifying for the Dividends
Received Deduction for Corporations*             28.33%              100.00%
--------------------------------------------------------------------------------
* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

Additionally, the Fund paid long-term capital gain distributions of $1.115505 and $0.482872 per share to shareholders of record on October 22, 2007 and December 11, 2007, respectively.


24       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Directors (the "Board," the members of which are referred to as "Directors") of BlackRock Focus Value Fund, Inc. (the "Fund") met in April and June 2008 to consider the approval of the Fund's investment advisory agreement (the "Advisory Agreement") with BlackRock Advisors, LLC (the "Adviser"), the Fund's investment adviser. The Board also considered the approval of the Fund's subadvisory agreement (the "Subadvisory Agreement") between the Adviser and BlackRock Investment Management, LLC (the "Subadviser"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Director. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P., and certain affiliates (the "Transaction"), the Fund entered into the Advisory Agreement with an initial two-year term and the Adviser entered into the Subadvisory Agreement with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements' respective initial two-year term, the Board is required to consider the continuation of the Fund's Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund's Agreements, including the services and support provided to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund's investment objective, policies and restrictions, (e) the Fund's compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agreements. At an in-person meeting held on June 5 - 6, 2008, the Fund's Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meeting, the Board requested and BlackRock provided additional information, as detailed below, in advance of the June 5 - 6, 2008 Board meeting. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       25

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out benefits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund's shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, allocation of Fund brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year the Board compared Fund performance -- both including and excluding the effects of the Fund's fees and expenses -- to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund's portfolio management team discussing Fund performance and the Fund's investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally and the Fund's portfolio management team, BlackRock's portfolio trading capabilities, BlackRock's use of technology, BlackRock's commitment to compliance and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the Fund's portfolio management team and BlackRock's ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.


26       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(continued)

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Directors, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund's performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper's rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund's applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Fund ranked in the fourth, third and third quartiles on a net basis against its Lipper peer universe for the one-, three- and five-year periods ended December 31, 2007, experiencing a substantial underperformance from the median for the one-year period. In considering the Advisory Agreement the Board expressed its concern with the Fund's investment performance. The Board discussed the Fund's management personnel and processes with BlackRock's senior management and will continue to monitor the Fund's performance. There was a discussion of the negative impact on performance of investment decisions in respect of specific sectors and securities.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the
Fund: The Board, including the Independent Directors, reviewed the Fund's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Fund. The Board reviewed BlackRock's profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board noted that, although the Fund paid contractual advisory fees higher than its Peers, the Fund paid actual management fees that were lower than or equal to the median of its Peers.

The Board took into account that BlackRock has contractually agreed to waive a portion of its advisory fee, thereby lowering Fund expenses. The Board concluded that the Fund's advisory fee structure was reasonable and that it would continue to review fees in connection with future renewals of the Agreements.

D. Economies of Scale: The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund's management fee is appropriate in light of the scale of the Fund.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       27

Disclosure of Investment Advisory Agreement and Subadvisory Agreement
(concluded)

E. Other Factors: The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third-party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and the Subadviser for a one-year term ending June 30, 2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and the Fund's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.


28       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Officers and Directors

                                                                                               Number of
                                        Length of                                              BlackRock-
                        Position(s)     Time Served                                            Advised Funds
Name, Address           Held with       as a        Principal Occupation(s)                    and Portfolios
and Year of Birth       Fund            Director 2  During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Non-Interested Directors 1
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Hernandez     Chairman of     Since 2007  Formerly Director, Vice Chairman and       37 Funds        ACE Limited
40 East 52nd Street     the Board,                  Chief Financial Officer of USX             104 Portfolios  (insurance company);
New York, NY 10022      Director and                Corporation (energy and steel business)                    Eastman Chemical
1944                    Member of the               from 1991 to 2001.                                         Company (chemical);
                        Audit                                                                                  RTI International
                        Committee                                                                              Metals, Inc.
                                                                                                               (metals); TYCO
                                                                                                               Electronics
                                                                                                               (electronics)
------------------------------------------------------------------------------------------------------------------------------------
Fred G. Weiss           Vice Chairman   Since 2007  Managing Director, FGW Associates          37 Funds        Watson
40 East 52nd Street     of the Board,               (consulting and investment company) since  104 Portfolios  Pharmaceutical Inc.
New York, NY 10022      Chairman of                 1997; Director, Michael J. Fox Foundation
1941                    the Audit                   for Parkinson's Research since 2000;
                        Committee                   Formerly Director of BTG International
                        and Director                Plc (a global technology
                                                    commercialization company) from 2001 to
                                                    2007.
------------------------------------------------------------------------------------------------------------------------------------
James H. Bodurtha       Director        Since 2002  Director, The China Business Group, Inc.   37 Funds        None
40 East 52nd Street                                 (consulting firm) since 1996 and formerly  104 Portfolios
New York, NY 10022                                  Executive Vice President thereof from
1944                                                1996 to 2003; Chairman of the Board,
                                                    Berkshire Holding Corporation since 1980.
------------------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond           Director        Since 2007  Formerly Trustee and Member of the         37 Funds        None
40 East 52nd Street                                 Governance Committee, State Street         104 Portfolios
New York, NY 10022                                  Research Mutual Funds from 1997 to 2005;
1946                                                Formerly Board Member of Governance,
                                                    Audit and Finance Committee, Avaya Inc.
                                                    (computer equipment) from 2003 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Donald W. Burton        Director        Since 2007  Managing General Partner, The Burton       37 Funds        Knology, Inc.
40 East 52nd Street                                 Partnership, LP (an investment             104 Portfolios  (telecommunications);
New York, NY 10022                                  partnership) since 1979; Managing General                  Capital Southwest
1944                                                Partner, The South Atlantic Venture Funds                  (financial)
                                                    since 1983; Member of the Investment
                                                    Advisory Council of the Florida State
                                                    Board of Administration from 2001 to
                                                    2007.
------------------------------------------------------------------------------------------------------------------------------------
Honorable               Director        Since 2007  Partner and Head of International          37 Funds        UPS Corporation
Stuart E. Eizenstat                                 Practice, Covington and Burling (law       104 Portfolios  (delivery service)
40 East 52nd Street                                 firm) since 2001; International Advisory
New York, NY 10022                                  Board Member, The Coca Cola Company since
1943                                                2002; Advisory Board Member BT Americas
                                                    (telecommunications) since 2004; Member
                                                    of the Board of Directors, Chicago
                                                    Climate Exchange (environmental) since
                                                    2006; Member of the International
                                                    Advisory Board GML (energy) since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Froot        Director        Since 2005  Professor, Harvard University since 1992.  37 Funds        None
40 East 52nd Street                                                                            104 Portfolios
New York, NY 10022
1957
------------------------------------------------------------------------------------------------------------------------------------
John F. O'Brien         Director        Since 2007  Trustee, Woods Hole Oceanographic          37 Funds        Cabot Corporation
40 East 52nd Street                                 Institute since 2003; Formerly Director,   104 Portfolios  (chemicals); LKQ
New York, NY 10022                                  Allmerica Financial Corporation from 1995                  Corporation (auto
1943                                                to 2003; Formerly Director, ABIOMED from                   parts manufacturing);
                                                    1989 to 2006; Formerly Director,                           TJX Companies, Inc.
                                                    Ameresco, Inc. (energy solutions company)                  (retailer)
                                                    from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       29

                                                                                               Number of
                                        Length of                                              BlackRock-
                        Position(s)     Time Served                                            Advised Funds
Name, Address           Held with       as a        Principal Occupation(s)                    and Portfolios
and Year of Birth       Fund            Director 2  During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Non-Interested Directors 1 (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roberta Cooper Ramo     Director        Since 2002  Shareholder, Modrall, Sperling, Roehl,     37 Funds        None
40 East 52nd Street                                 Harris & Sisk, P.A. (law firm) since       104 Portfolios
New York, NY 10022                                  1993; Chairman of the Board, Cooper's
1942                                                Inc. (retail) since 2000; Director of
                                                    ECMC Group (service provider to students,
                                                    schools and lenders) since 2001;
                                                    President Elect, The American Law
                                                    Institute (non-profit), 2007; Formerly
                                                    President, American Bar Association from
                                                    1995 to 1996.
------------------------------------------------------------------------------------------------------------------------------------
Jean Margo Reid         Director        Since 2007  Self-employed consultant since 2001;       37 Funds        None
40 East 52nd Street                                 Director and Secretary, SCB, Inc.          104 Portfolios
New York, NY 10022                                  (holding company) since 1998; Director
1945                                                and Secretary, SCB Partners, Inc.
                                                    (holding company) since 2000; Formerly
                                                    Director, Covenant House (non-profit)
                                                    from 2001 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
David H. Walsh          Director        Since 2007  Director, National Museum of Wildlife Art  37 Funds        None
40 East 52nd Street                                 since 2007; Director, Ruckleshaus          104 Portfolios
New York, NY 10022                                  Institute and Haub School of Natural
1941                                                Resources at the University of Wyoming
                                                    since 2006; Director, The American Museum
                                                    of Fly Fishing since 1997; Formerly
                                                    Consultant with Putnam Investments from
                                                    1993 to 2003; Formerly Director, The
                                                    National Audubon Society from 1998 to
                                                    2005.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West         Director and    Since 2007  Dean Emeritus, New York University's       37 Funds        Bowne & Co., Inc.
40 East 52nd Street     Member of the               Leonard N. Stern School of Business        104 Portfolios  (financial printers);
New York, NY 10022      Audit Committee             Administration since 1995.                                 Vornado Realty Trust
1938                                                                                                           (real estate
                                                                                                               company); Alexander's
                                                                                                               Inc. (real estate
                                                                                                               company)
                        ------------------------------------------------------------------------------------------------------------
                        1     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
                        2     Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc.
                              ("BlackRock") in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain directors as joining the Fund's board in 2007, each director first became a member of the board of directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since
                              1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth
                              A. Froot since 2005; Robert M. Hernandez since 1996; John F. O'Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and
                              Richard R. West since 1978.



30       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

                                                                                               Number of
                                        Length of                                              BlackRock-
                        Position(s)     Time Served                                            Advised Funds
Name, Address           Held with       as a        Principal Occupation(s)                    and Portfolios
and Year of Birth       Fund            Director    During Past Five Years                     Overseen        Public Directorships
====================================================================================================================================
Interested Directors 1
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis        Director        Since 2007  Managing Director, BlackRock, Inc. since   185 Funds       None
40 East 52nd Street                                 2005; Formerly Chief Executive Officer,    295 Portfolios
New York, NY 10022                                  State Street Research & Management
1945                                                Company from 2000 to 2005; Formerly
                                                    Chairman of the Board of Trustees, State
                                                    Street Research Mutual Funds from 2000 to
                                                    2005; Formerly Chairman, SSR Realty from
                                                    2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Laurence D. Fink        Director        Since 2007  Chairman and Chief Executive Officer of    37 Funds        None
40 East 52nd Street                                 BlackRock, Inc. since its formation in     104 Portfolios
New York, NY 10022                                  1998 and of BlackRock, Inc.'s predecessor
1952                                                entities since 1988 and Chairman of the
                                                    Executive and Management Committees;
                                                    Formerly Managing Director, The First
                                                    Boston Corporation, Member of its
                                                    Management Committee, Co-head of its
                                                    Taxable Fixed Income Division and Head of
                                                    its Mortgage and Real Estate Products
                                                    Group; Chairman of the Board of several
                                                    of BlackRock's alternative investment
                                                    vehicles; Director of several of
                                                    BlackRock's offshore funds; Member of the
                                                    Board of Trustees of New York University,
                                                    Chair of the Financial Affairs Committee
                                                    and a member of the Executive Committee,
                                                    the Ad Hoc Committee on Board Governance,
                                                    and the Committee on Trustees;
                                                    Co-Chairman of the NYU Hospitals Center
                                                    Board of Trustees, Chairman of the
                                                    Development/ Trustee Stewardship
                                                    Committee and Chairman of the Finance
                                                    Committee; Trustee, The Boys' Club of New
                                                    York.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay            Director        Since 2007  Consultant, BlackRock, Inc. since 2007;    184 Funds       None
40 East 52nd Street                                 Formerly Managing Director, BlackRock,     294 Portfolios
New York, NY 10022                                  Inc. from 1989 to 2007; Formerly Chief
1947                                                Administrative Officer, BlackRock
                                                    Advisors, LLC from 1998 to 2007; Formerly
                                                    President of BlackRock Funds and
                                                    BlackRock Bond Allocation Target Shares
                                                    from 2005 to 2007 and Treasurer of
                                                    certain closed-end funds in the BlackRock
                                                    fund complex from 1989 to 2006.
                        ------------------------------------------------------------------------------------------------------------
                        1     Messrs. Davis, Fink and Gabbay are all "interested persons," as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       31

Officers and Directors (concluded)

                                        Length of
                        Position(s)     Time Served
Name, Address           Held with       as a
and Year of Birth       Fund            Director    Principal Occupation(s) During Past Five Years
====================================================================================================================================
Fund Officers 1
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke         Fund President  Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street     and Chief                    Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management,
New York, NY 10022      Executive                    L.P. ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer
1960                    Officer                      thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley        Vice            Since 2007   Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of
40 East 52nd Street     President                    BlackRock's U.S. Retail Group since 2006; Head of BlackRock's Mutual Fund Group
New York, NY 10022                                   from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986 and from 1988 to
1962                                                 2000, most recently as First Vice President and Operating Officer of the
                                                     Mergers and Acquisitions Group.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews         Chief           Since 2007   Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President
40 East 52nd Street     Financial                    and Line of Business Head of Fund Accounting and Administration at PFPC Inc.
New York, NY 10022      Officer                      from 1992 to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife             Treasurer       Since 2007   Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly
40 East 52nd Street                                  Assistant Treasurer of the MLIM/FAM-advised Funds from 2005 to 2006; Director
New York, NY 10022                                   of MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan       Chief           Since 2007   Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money
40 East 52nd Street     Compliance                   Laundering Officer of the BlackRock-advised Funds since 2007; Managing Director
New York, NY 10022      Officer of                   and Senior Counsel of BlackRock, Inc. since 2005; Director and Senior Counsel
1959                    the Fund                     of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
                                                     Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank
                                                     Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff          Secretary       Since 2007   Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at
40 East 52nd Street                                  BlackRock, Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs
New York, NY 10022                                   Asset Management, L.P. from 1993 to 2006.
1965
                        ------------------------------------------------------------------------------------------------------------
                        1     Officers of the Bond Fund/Master LLC serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                        Further information about the Bond Fund's/Master LLC's Officers and Directors is available in Bond Fund's
                        Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245

Transfer Agent

PNC Global Investment
Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019


32       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       33

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34       BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
  Conservative Prepared Portfolio
  Moderate Prepared Portfolio
  Growth Prepared Portfolio
  Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
  Prepared Portfolio 2010
  Prepared Portfolio 2015
  Prepared Portfolio 2020
  Prepared Portfolio 2025
  Prepared Portfolio 2030
  Prepared Portfolio 2035
  Prepared Portfolio 2040
  Prepared Portfolio 2045
  Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


            BLACKROCK FOCUS VALUE FUND, INC.              JUNE 30, 2008       35

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Focus Value Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10263-6/08

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Joe Grills (not reappointed to the Audit Committee, effective November 1, 2007)
            Robert M. Hernandez (term began, effective November 1, 2007)
            Robert S. Salomon, Jr. (term ended, effective November 1, 2007)
            Fred G. Weiss (term began, effective November 1, 2007)
            Richard R. West (term began, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

-----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
-----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
-----------------------------------------------------------------------------------------------------------------------------------
BlackRock Focus
Value Fund, Inc.      $37,300      $39,500           $0            $0           $6,100        $6,100          $1,049         $1,042
-----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                  Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
            Entity Name                           Year End           Year End
            --------------------------------------------------------------------
            BlackRock Focus Value Fund, Inc.      $294,649          $712,933
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $287,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Value Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Focus Value Fund, Inc.

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Focus Value Fund, Inc.

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Focus Value Fund, Inc.

Date: August 22, 2008